Income Taxes (Canadian federal and provincial income tax rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Effective Tax Rate [Line Items]
Domestic (loss)/gain	$ (1,771)	$ 294
Foreign loss	(1,018)	(952)
Loss before income taxes	$ (2,789)	$ (658)
Expected statutory rate (recovery)	26.50%	26.50%
Expected provision for (recovery of) income tax	$ (739)	$ (174)
Permanent differences	156	(301)
Change in valuation allowance	583	(1,297)
Effect of foreign exchange rate differences	0	0
Effect of non-capital losses expired	0	1,318
Tax credits and other adjustments	1	450
Effect of tax rate changes and other	(1)	4
Provision for income taxes	$ 0	$ 0